Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
November 30, 2025
T12-NPRT1-0126
1.9862232.111
Asset-Backed Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	150,000	151,070
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (b)	125,000	125,875
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	143,913	147,092
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	142,560	147,688
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	273,240	276,349
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	162,360	165,974
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	200,970	200,308
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	209,880	209,107
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	336,600	334,610
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	265,000	265,426
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (b)	700,000	701,655
TOTAL UNITED STATES		2,725,154
TOTAL ASSET-BACKED SECURITIES (Cost $2,707,370)		2,725,154

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.25% 3/11/2030 (Cost $399,708)	400,000	367,398

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	152,000	154,680
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)	125,000	125,553
ELP Series 2025-ELP Class B, 4.8475% 11/13/2042 (b)(c)	697,000	700,061
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	109,000	109,894
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.2725% 11/5/2037 (b)(c)	120,000	120,643
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	100,000	99,999
TOTAL UNITED STATES		1,310,830
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,302,760)		1,310,830

Non-Convertible Corporate Bonds - 90.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	310,000	296,377
Westpac Banking Corp 5.405% 8/10/2033 (c)	200,000	207,597
Westpac Banking Corp 5.618% 11/20/2035 (c)	960,000	998,994

TOTAL AUSTRALIA		1,502,968
BELGIUM - 0.5%
Financials - 0.5%
Banks - 0.5%
KBC Group NV 4.932% 10/16/2030 (b)(c)	882,000	899,796
KBC Group NV 6.324% 9/21/2034 (b)(c)	550,000	602,749

TOTAL BELGIUM		1,502,545
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 3.75% 7/8/2030	200,000	192,680
Vale Overseas Ltd 6.4% 6/28/2054	790,000	809,782

TOTAL BRAZIL		1,002,462
CANADA - 3.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	289,000	273,379
Rogers Communications Inc 4.55% 3/15/2052	144,000	116,982
		390,361
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	419,000	397,676
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (b)	800,000	808,782
		1,206,458
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	118,893
Canadian Natural Resources Ltd 5.4% 12/15/2034	400,000	409,654
Canadian Natural Resources Ltd 6.25% 3/15/2038	850,000	912,918
Canadian Natural Resources Ltd 6.5% 2/15/2037	400,000	436,776
Cenovus Energy Inc 2.65% 1/15/2032	539,000	480,420
Cenovus Energy Inc 3.75% 2/15/2052	350,000	248,680
Cenovus Energy Inc 5.4% 6/15/2047	172,000	159,290
Cenovus Energy Inc 6.75% 11/15/2039	33,000	36,782
Enbridge Inc 5.55% 6/20/2035	800,000	831,914
Enbridge Inc 6.2% 11/15/2030	360,000	387,782
Enbridge Inc 7.2% 6/27/2054 (c)	350,000	375,135
Suncor Energy Inc 6.85% 6/1/2039	166,000	186,110
		4,584,354
Financials - 0.4%
Insurance - 0.4%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	293,000	262,114
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	315,000	318,646
Fairfax Financial Holdings Ltd 6% 12/7/2033 (b)	60,000	63,830
Intact Financial Corp 5.459% 9/22/2032 (b)	567,000	586,944
		1,231,534
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Emera US Finance LP 2.639% 6/15/2031	330,000	296,849
Emera US Finance LP 3.55% 6/15/2026	921,000	916,921
Emera US Finance LP 4.75% 6/15/2046	426,000	368,089
		1,581,859
TOTAL CANADA		8,994,566
FRANCE - 0.6%
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 1.904% 9/30/2028 (b)(c)	870,000	833,603
BNP Paribas SA 5.738% 2/20/2035 (b)(c)	60,000	63,499
BPCE SA 2.277% 1/20/2032 (b)(c)	410,000	364,617
Societe Generale SA 3% 1/22/2030 (b)	555,000	522,666

TOTAL FRANCE		1,784,385
GERMANY - 1.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	580,000	586,408
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)	566,000	520,935
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(c)	400,000	409,831
TOTAL FINANCIALS		930,766

Health Care - 1.0%
Pharmaceuticals - 1.0%
Bayer US Finance LLC 6.25% 1/21/2029 (b)	410,000	430,660
Bayer US Finance LLC 6.875% 11/21/2053 (b)	2,480,000	2,683,391
		3,114,051
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (b)	163,000	162,155
TOTAL GERMANY		4,793,380
IRELAND - 2.7%
Financials - 1.4%
Consumer Finance - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	146,181
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	149,140
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	701,685
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	387,493
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	2,160,000	2,185,779
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	499,972
		4,070,250
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	97,000	93,845
Avolon Holdings Funding Ltd 4.95% 10/15/2032 (b)	60,000	59,518
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	600,000	610,770
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	312,000	312,135
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	600,000	621,731
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	809,000	843,577
		2,541,576
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	240,000	247,848
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	650,000	675,103
Smurfit Westrock Financing DAC 5.418% 1/15/2035	427,000	441,461
		1,364,412
TOTAL IRELAND		7,976,238
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	209,953
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,553

TOTAL ISRAEL		417,506
ITALY - 0.7%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	200,000	200,240
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	400,000	458,788
UniCredit SpA 1.982% 6/3/2027 (b)(c)	235,000	232,353
		891,381
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (b)	614,000	613,163
Enel Finance International NV 5.5% 6/26/2034 (b)	539,000	563,235
		1,176,398
TOTAL ITALY		2,067,779
JAPAN - 1.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,790
NTT Finance Corp 4.876% 7/16/2030 (b)	400,000	408,647
NTT Finance Corp 5.171% 7/16/2032 (b)	1,000,000	1,031,201
NTT Finance Corp 5.502% 7/16/2035 (b)	400,000	417,981
		2,060,619
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.856% 6/15/2035 (b)	950,000	1,020,166
TOTAL JAPAN		3,080,785
NETHERLANDS - 0.8%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(c)	1,200,000	1,248,664
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	436,000	390,362
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	84,000	84,747
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	641,000	651,876
		1,126,985
TOTAL NETHERLANDS		2,375,649
SPAIN - 0.6%
Financials - 0.5%
Banks - 0.5%
Banco Santander SA 2.749% 12/3/2030	260,000	237,156
CaixaBank SA 5.673% 3/15/2030 (b)(c)	550,000	572,708
CaixaBank SA 6.037% 6/15/2035 (b)(c)	750,000	803,882
		1,613,746
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	298,000	291,209
TOTAL SPAIN		1,904,955
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.091% 5/14/2032 (b)(c)	725,000	675,834
UBS Group AG 3.126% 8/13/2030 (b)(c)	500,000	479,986
UBS Group AG 3.869% 1/12/2029 (b)(c)	160,000	159,032
UBS Group AG 4.194% 4/1/2031 (b)(c)	580,000	575,915

TOTAL SWITZERLAND		1,890,767
UNITED KINGDOM - 4.2%
Consumer Staples - 1.1%
Tobacco - 1.1%
BAT Capital Corp 2.726% 3/25/2031	3,230,000	2,974,619
BAT Capital Corp 5.834% 2/20/2031	184,000	195,547
		3,170,166
Financials - 2.6%
Banks - 2.6%
Barclays PLC 2.645% 6/24/2031 (c)	550,000	509,106
Barclays PLC 2.894% 11/24/2032 (c)	300,000	273,227
Barclays PLC 5.088% 6/20/2030 (c)	200,000	203,594
Barclays PLC 5.367% 2/25/2031 (c)	600,000	621,648
Barclays PLC 5.785% 2/25/2036 (c)	600,000	633,379
Barclays PLC 6.224% 5/9/2034 (c)	550,000	594,881
HSBC Holdings PLC 2.357% 8/18/2031 (c)	570,000	520,381
HSBC Holdings PLC 2.848% 6/4/2031 (c)	2,260,000	2,116,930
HSBC Holdings PLC 6.332% 3/9/2044 (c)	570,000	630,220
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	350,000	409,265
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	418,000	427,291
Standard Chartered PLC 5.545% 1/21/2029 (b)(c)	408,000	418,765
Standard Chartered PLC 6.228% 1/21/2036 (b)(c)	420,000	459,695
		7,818,382
Health Care - 0.2%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (b)	135,000	131,231
180 Medical Inc 5.3% 10/8/2035 (b)	250,000	249,070
		380,301
Pharmaceuticals - 0.1%
Astrazeneca PLC 6.45% 9/15/2037	136,000	156,935
TOTAL HEALTH CARE		537,236

Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 1.9% 2/15/2031 (b)	425,000	378,222
BAE Systems PLC 5.3% 3/26/2034 (b)	300,000	312,951
		691,173
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	159,744	147,396
TOTAL INDUSTRIALS		838,569

TOTAL UNITED KINGDOM		12,364,353
UNITED STATES - 73.2%
Communication Services - 6.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc 3.55% 9/15/2055	762,000	522,203
AT&T Inc 3.65% 9/15/2059	775,000	528,340
AT&T Inc 4.3% 2/15/2030	412,000	414,302
AT&T Inc 4.5% 5/15/2035	153,000	148,625
AT&T Inc 6.05% 8/15/2056	850,000	876,560
Verizon Communications Inc 2.55% 3/21/2031	312,000	285,464
Verizon Communications Inc 3.7% 3/22/2061	1,155,000	803,031
Verizon Communications Inc 4.4% 11/1/2034	202,000	196,198
Verizon Communications Inc 5.875% 11/30/2055	1,440,000	1,453,389
		5,228,112
Interactive Media & Services - 2.3%
Alphabet Inc 5.45% 11/15/2055	974,000	990,122
Alphabet Inc 5.7% 11/15/2075	1,000,000	1,028,482
Meta Platforms Inc 4.2% 11/15/2030	398,000	400,767
Meta Platforms Inc 4.6% 11/15/2032	431,000	437,443
Meta Platforms Inc 4.875% 11/15/2035	990,000	1,000,730
Meta Platforms Inc 5.5% 11/15/2045	990,000	990,323
Meta Platforms Inc 5.625% 11/15/2055	990,000	987,492
Meta Platforms Inc 5.75% 11/15/2065	990,000	985,801
		6,821,160
Media - 2.1%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	443,000	414,512
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,140,000	979,700
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	228,000	146,725
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,489,606
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	980,000	654,705
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	338,000	283,518
Comcast Corp 2.937% 11/1/2056	705,000	409,188
Comcast Corp 5.5% 5/15/2064	380,000	350,503
Time Warner Cable LLC 4.5% 9/15/2042	273,000	212,956
Time Warner Cable LLC 5.5% 9/1/2041	500,000	443,162
Time Warner Cable LLC 5.875% 11/15/2040	354,000	328,851
Time Warner Cable LLC 7.3% 7/1/2038	358,000	381,107
Warnermedia Holdings Inc 3.755% 3/15/2027	80,000	79,148
		6,173,681
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.7% 3/15/2032	1,820,000	1,642,094
T-Mobile USA Inc 4.95% 11/15/2035	420,000	422,251
		2,064,345
TOTAL COMMUNICATION SERVICES		20,287,298

Consumer Discretionary - 2.1%
Automobiles - 1.6%
Ford Motor Co 3.25% 2/12/2032	670,000	588,540
Ford Motor Co 6.1% 8/19/2032	600,000	618,329
General Motors Co 5.35% 4/15/2028	240,000	246,103
General Motors Co 5.4% 4/1/2048	500,000	459,493
General Motors Co 5.95% 4/1/2049	416,000	408,224
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	364,404
General Motors Financial Co Inc 3.6% 6/21/2030	920,000	885,436
Stellantis Finance US Inc 2.691% 9/15/2031 (b)	236,000	204,989
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	804,000	825,608
		4,601,126
Specialty Retail - 0.5%
Advance Auto Parts Inc 1.75% 10/1/2027	338,000	319,144
Lowe's Cos Inc 4.25% 4/1/2052	180,000	144,334
Lowe's Cos Inc 4.85% 10/15/2035	850,000	848,211
Lowe's Cos Inc 5.625% 4/15/2053	250,000	247,335
		1,559,024
TOTAL CONSUMER DISCRETIONARY		6,160,150

Consumer Staples - 1.5%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	341,635
Consumer Staples Distribution & Retail - 0.6%
Mars Inc 4.8% 3/1/2030 (b)	168,000	172,096
Mars Inc 5% 3/1/2032 (b)	126,000	130,217
Mars Inc 5.2% 3/1/2035 (b)	1,045,000	1,081,175
Mars Inc 5.65% 5/1/2045 (b)	102,000	104,369
Mars Inc 5.7% 5/1/2055 (b)	203,000	206,927
Mars Inc 5.8% 5/1/2065 (b)	25,000	25,671
		1,720,455
Food Products - 0.1%
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	230,660
Smithfield Foods Inc 3% 10/15/2030 (b)	135,000	124,686
		355,346
Tobacco - 0.7%
Philip Morris International Inc 5.75% 11/17/2032	2,001,000	2,149,901
TOTAL CONSUMER STAPLES		4,567,337

Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (b)	513,000	514,111
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	560,000	571,003
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	560,000	539,314
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	470,000	468,297
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	64,000	68,727
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	19,000	20,376
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	34,000	36,685
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	731,886
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	156,000	114,928
Energy Transfer LP 5% 5/15/2050	290,000	246,596
Energy Transfer LP 5.4% 10/1/2047	316,000	287,771
Energy Transfer LP 5.8% 6/15/2038	123,000	126,458
Energy Transfer LP 6% 6/15/2048	257,000	252,313
Energy Transfer LP 6.55% 12/1/2033	350,000	386,073
EQT Corp 4.75% 1/15/2031	350,000	352,378
EQT Corp 5.75% 2/1/2034	1,025,000	1,079,733
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)	1,507,000	1,577,925
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (b)	996,000	1,026,407
Hess Corp 4.3% 4/1/2027	234,000	234,845
Hess Corp 5.6% 2/15/2041	410,000	429,323
Hess Corp 5.8% 4/1/2047	240,000	250,377
Hess Corp 6% 1/15/2040	405,000	443,434
Occidental Petroleum Corp 5.2% 8/1/2029	161,000	165,011
Occidental Petroleum Corp 5.375% 1/1/2032	1,324,000	1,355,501
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	151,750
Ovintiv Inc 7.2% 11/1/2031	270,000	299,675
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	271,524
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	480,000	421,931
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	476,000	483,639
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,140,613
Targa Resources Corp 5.5% 2/15/2035	686,000	703,325
Targa Resources Corp 5.55% 8/15/2035	1,550,000	1,592,834
Targa Resources Corp 6.15% 3/1/2029	660,000	695,943
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (b)	815,000	828,574
Western Gas Partners LP 4.05% 2/1/2030 (e)	2,874,000	2,826,476
Western Gas Partners LP 5.3% 3/1/2048	360,000	312,794
Williams Cos Inc/The 4.65% 8/15/2032	1,463,000	1,472,045
Williams Cos Inc/The 5.3% 8/15/2052	57,000	53,648
Williams Cos Inc/The 5.75% 6/24/2044	360,000	364,126
		22,898,369
Financials - 22.1%
Banks - 11.7%
Bank of America Corp 2.676% 6/19/2041 (c)	619,000	465,711
Bank of America Corp 2.884% 10/22/2030 (c)	207,000	197,570
Bank of America Corp 3.194% 7/23/2030 (c)	495,000	479,288
Bank of America Corp 4.571% 4/27/2033 (c)	2,500,000	2,510,341
Bank of America Corp 5.015% 7/22/2033 (c)	640,000	658,490
Bank of America Corp 5.468% 1/23/2035 (c)	1,400,000	1,472,439
Bank of America Corp 5.872% 9/15/2034 (c)	1,260,000	1,358,201
Citigroup Inc 2.572% 6/3/2031 (c)	136,000	126,168
Citigroup Inc 2.666% 1/29/2031 (c)	207,000	194,007
Citigroup Inc 4.91% 5/24/2033 (c)	295,000	300,428
Citigroup Inc 6.27% 11/17/2033 (c)	550,000	602,613
Citizens Financial Group Inc 2.638% 9/30/2032	217,000	187,113
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	400,000	410,116
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	1,984,000	2,080,889
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	587,000	646,479
Fifth Third Bancorp 8.25% 3/1/2038	165,000	204,407
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)	991,000	858,436
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	820,000	861,180
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	456,000	425,859
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	467,000	440,907
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	791,000	803,928
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	890,000	913,821
JPMorgan Chase & Co 4.946% 10/22/2035 (c)	897,000	913,898
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	195,588
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	1,020,000	1,058,120
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	480,000	500,455
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,240,000	2,391,308
JPMorgan Chase & Co 6.254% 10/23/2034 (c)	440,000	487,195
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	1,000,000	1,005,469
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	500,000	518,461
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (c)	1,400,000	1,459,232
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)	500,000	525,820
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	400,000	414,705
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (c)	890,000	1,011,979
Truist Financial Corp 1.95% 6/5/2030	1,200,000	1,090,107
Truist Financial Corp 5.711% 1/24/2035 (c)	900,000	951,742
Wells Fargo & Co 4.478% 4/4/2031 (c)	432,000	436,708
Wells Fargo & Co 4.65% 11/4/2044	1,464,000	1,305,198
Wells Fargo & Co 5.244% 1/24/2031 (c)	346,000	359,526
Wells Fargo & Co 5.389% 4/24/2034 (c)	2,350,000	2,463,524
Wells Fargo & Co 5.499% 1/23/2035 (c)	1,300,000	1,366,981
		34,654,407
Capital Markets - 3.7%
Ares Strategic Income Fund 5.7% 3/15/2028	1,162,000	1,177,094
Ares Strategic Income Fund 6.35% 8/15/2029	560,000	577,649
Athene Global Funding 1.985% 8/19/2028 (b)	380,000	355,949
Athene Global Funding 2.5% 3/24/2028 (b)	340,000	324,842
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	348,000	252,634
HPS Corporate Lending Fund 5.45% 1/14/2028	705,000	710,416
HPS Corporate Lending Fund 6.75% 1/30/2029	761,000	793,433
Morgan Stanley 1.794% 2/13/2032 (c)	434,000	382,505
Morgan Stanley 2.239% 7/21/2032 (c)	1,750,000	1,560,775
Morgan Stanley 2.699% 1/22/2031 (c)	286,000	268,698
Morgan Stanley 4.431% 1/23/2030 (c)	410,000	413,071
Morgan Stanley 4.654% 10/18/2030 (c)	1,200,000	1,217,708
Morgan Stanley 5.192% 4/17/2031 (c)	400,000	414,000
Morgan Stanley 5.23% 1/15/2031 (c)	500,000	517,161
Morgan Stanley 5.32% 7/19/2035 (c)	800,000	830,833
MSCI Inc 5.15% 3/15/2036	917,000	915,882
MSCI Inc 5.25% 9/1/2035	160,000	161,789
Nuveen LLC 5.55% 1/15/2030 (b)	110,000	114,979
		10,989,418
Consumer Finance - 0.6%
American Express Co 5.085% 1/30/2031 (c)	168,000	173,735
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	400,911
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	460,667
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	389,000	391,816
Stellantis Financial Services US Corp 5.4% 9/15/2030 (b)	388,000	391,600
		1,818,729
Financial Services - 2.2%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	459,000	469,698
Corebridge Financial Inc 4.35% 4/5/2042	25,000	21,529
Equitable Holdings Inc 4.35% 4/20/2028	328,000	329,226
Equitable Holdings Inc 5% 4/20/2048	296,000	268,055
Essent Group Ltd 6.25% 7/1/2029	500,000	522,629
Fiserv Inc 4.55% 2/15/2031	1,300,000	1,290,306
Fiserv Inc 5.25% 8/11/2035	480,000	481,591
Global Payments Inc 4.5% 11/15/2028	650,000	652,171
Global Payments Inc 4.875% 11/15/2030	700,000	701,641
Jackson Financial Inc 5.17% 6/8/2027	84,000	84,941
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	435,000	393,412
Rexford Industrial Realty LP 2.15% 9/1/2031	209,000	183,682
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	160,000	164,373
Sixth Street Lending Partners 6.5% 3/11/2029	688,000	715,220
Voya Financial Inc 4.7% 1/23/2048 (c)	423,000	400,004
		6,678,478
Insurance - 3.9%
200 Park Funding Trust 5.74% 2/15/2055 (b)	600,000	604,518
AmFam Holdings Inc 2.805% 3/11/2031 (b)	1,270,000	1,114,145
Arthur J Gallagher & Co 5% 2/15/2032	72,000	73,685
Arthur J Gallagher & Co 5.15% 2/15/2035	500,000	507,684
Arthur J Gallagher & Co 5.55% 2/15/2055	362,000	352,332
Assurant Inc 2.65% 1/15/2032	420,000	372,066
Assurant Inc 5.55% 2/15/2036	681,000	692,916
Brown & Brown Inc 4.9% 6/23/2030	268,000	271,503
Brown & Brown Inc 5.25% 6/23/2032	311,000	318,415
Brown & Brown Inc 5.55% 6/23/2035	347,000	356,696
Brown & Brown Inc 6.25% 6/23/2055	352,000	368,783
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	510,000	480,776
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	395,000	411,041
Lincoln National Corp 5.35% 11/15/2035	700,000	702,333
Marsh & McLennan Cos Inc 6.25% 11/1/2052	330,000	362,386
Pacific LifeCorp 5.125% 1/30/2043 (b)	309,000	295,590
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	1,500,000	1,584,927
Pine Street Trust III 6.223% 5/15/2054 (b)	800,000	820,484
Reinsurance Group of America Inc 3.9% 5/15/2029	570,000	563,938
Reinsurance Group of America Inc 5.75% 9/15/2034	600,000	626,903
Selective Insurance Group Inc 5.9% 4/15/2035	386,000	405,357
Symetra Life Insurance Co 6.55% 10/1/2055 (b)	208,000	218,514
		11,504,992
TOTAL FINANCIALS		65,646,024

Health Care - 4.1%
Biotechnology - 0.7%
AbbVie Inc 4.55% 3/15/2035	151,000	150,398
Amgen Inc 5.25% 3/2/2033	88,000	91,719
Amgen Inc 5.65% 3/2/2053	221,000	222,032
Amgen Inc 5.75% 3/2/2063	75,000	75,140
Gilead Sciences Inc 5.5% 11/15/2054	600,000	605,954
Gilead Sciences Inc 5.6% 11/15/2064	1,020,000	1,035,325
		2,180,568
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.45% 12/1/2035 (b)	91,000	92,387
Health Care Providers & Services - 3.3%
Centene Corp 2.625% 8/1/2031	780,000	668,352
Centene Corp 3% 10/15/2030	294,000	262,308
Centene Corp 4.25% 12/15/2027	160,000	158,035
Centene Corp 4.625% 12/15/2029	990,000	957,048
Cigna Group/The 4.8% 8/15/2038	956,000	925,514
Cigna Group/The 4.9% 12/15/2048	400,000	362,807
CommonSpirit Health 4.352% 9/1/2030	175,000	175,216
CommonSpirit Health 4.975% 9/1/2035	181,000	180,765
CVS Health Corp 4.78% 3/25/2038	926,000	880,189
CVS Health Corp 4.875% 7/20/2035	134,000	132,710
CVS Health Corp 5% 1/30/2029	65,000	66,503
CVS Health Corp 5.25% 1/30/2031	26,000	26,932
CVS Health Corp 5.3% 6/1/2033	210,000	217,296
CVS Health Corp 5.875% 6/1/2053	690,000	681,733
CVS Health Corp 6% 6/1/2063	140,000	138,123
CVS Health Corp 6.05% 6/1/2054	1,540,000	1,560,836
Sabra Health Care LP 3.2% 12/1/2031	615,000	562,589
UnitedHealth Group Inc 4.65% 1/15/2031	700,000	712,595
UnitedHealth Group Inc 5.3% 6/15/2035	273,000	284,496
UnitedHealth Group Inc 5.95% 6/15/2055	723,000	757,628
		9,711,675
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	372,000	389,905
TOTAL HEALTH CARE		12,374,535

Industrials - 4.6%
Aerospace & Defense - 2.4%
Boeing Co 3.625% 2/1/2031	1,535,000	1,475,904
Boeing Co 5.04% 5/1/2027	398,000	401,913
Boeing Co 5.15% 5/1/2030	1,008,000	1,038,926
Boeing Co 5.805% 5/1/2050	200,000	199,170
Boeing Co 6.298% 5/1/2029	61,000	64,877
Boeing Co 6.388% 5/1/2031	2,246,000	2,443,683
Boeing Co 6.528% 5/1/2034	49,000	54,486
Boeing Co 6.858% 5/1/2054	344,000	391,909
Boeing Co 7.008% 5/1/2064	240,000	274,827
Hexcel Corp 5.875% 2/26/2035	150,000	158,388
RTX Corp 6.4% 3/15/2054	350,000	391,959
		6,896,042
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	19,446
Carrier Global Corp 6.2% 3/15/2054	11,000	12,089
		31,535
Ground Transportation - 0.1%
CSX Corp 4.75% 11/15/2048	202,000	183,526
Uber Technologies Inc 4.15% 1/15/2031	132,000	131,422
Uber Technologies Inc 4.8% 9/15/2035	104,000	103,953
		418,901
Machinery - 1.0%
AGCO Corp 5.8% 3/21/2034	469,000	490,752
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	524,970
Ingersoll Rand Inc 5.45% 6/15/2034	1,340,000	1,402,794
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	548,580
		2,967,096
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	111,583	109,032
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	46,804	46,655
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	80,355	78,247
		233,934
Professional Services - 0.8%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	313,649
Paychex Inc 5.1% 4/15/2030	113,000	116,127
Paychex Inc 5.35% 4/15/2032	1,082,000	1,125,256
Paychex Inc 5.6% 4/15/2035	474,000	497,936
Verisk Analytics Inc 4.5% 8/15/2030	68,000	68,551
Verisk Analytics Inc 5.125% 2/15/2036	391,000	396,601
		2,518,120
Trading Companies & Distributors - 0.2%
Aircastle Ltd 2.85% 1/26/2028 (b)	240,000	232,855
Ferguson Enterprises Inc 5% 10/3/2034	488,000	495,102
		727,957
TOTAL INDUSTRIALS		13,793,585

Information Technology - 7.5%
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp 4.125% 11/15/2030	700,000	698,607
Amphenol Corp 4.4% 2/15/2033	700,000	696,991
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	212,987
Dell International LLC / EMC Corp 4.15% 2/15/2029	509,000	508,310
Dell International LLC / EMC Corp 4.5% 2/15/2031	800,000	800,072
Dell International LLC / EMC Corp 4.75% 10/6/2032	177,000	177,473
Dell International LLC / EMC Corp 5% 4/1/2030	480,000	491,996
Dell International LLC / EMC Corp 5.1% 2/15/2036	800,000	798,923
Vontier Corp 2.95% 4/1/2031	1,752,000	1,602,734
		5,988,093
IT Services - 0.6%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	544,000	535,155
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	217,000	221,654
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,150,000	1,183,095
		1,939,904
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Inc 2.45% 2/15/2031	175,000	160,867
Broadcom Inc 2.6% 2/15/2033	1,302,000	1,157,477
Broadcom Inc 3.5% 2/15/2041	363,000	301,664
Broadcom Inc 4.6% 7/15/2030	400,000	407,632
Broadcom Inc 4.8% 2/15/2036	600,000	601,411
Broadcom Inc 4.9% 7/15/2032	400,000	411,579
Broadcom Inc 5.15% 11/15/2031	2,810,000	2,932,140
Micron Technology Inc 2.703% 4/15/2032	605,000	542,496
Micron Technology Inc 5.3% 1/15/2031	946,000	980,674
Micron Technology Inc 5.65% 11/1/2032	500,000	526,265
Micron Technology Inc 5.8% 1/15/2035	600,000	634,760
Micron Technology Inc 5.875% 9/15/2033	440,000	469,909
Micron Technology Inc 6.05% 11/1/2035	500,000	536,601
		9,663,475
Software - 1.6%
Oracle Corp 2.875% 3/25/2031	140,000	126,942
Oracle Corp 3.95% 3/25/2051	300,000	208,766
Oracle Corp 4.3% 7/8/2034	227,000	209,858
Oracle Corp 4.45% 9/26/2030	100,000	98,537
Oracle Corp 4.8% 9/26/2032	168,000	165,162
Oracle Corp 5.2% 9/26/2035	153,000	149,923
Oracle Corp 5.875% 9/26/2045	514,000	484,659
Oracle Corp 5.95% 9/26/2055	548,000	513,496
Oracle Corp 6.1% 9/26/2065	551,000	513,130
Roper Technologies Inc 2.95% 9/15/2029	389,000	372,132
Roper Technologies Inc 4.45% 9/15/2030	126,000	126,703
Roper Technologies Inc 4.75% 2/15/2032	720,000	730,239
Roper Technologies Inc 5.1% 9/15/2035	1,104,000	1,120,537
		4,820,084
TOTAL INFORMATION TECHNOLOGY		22,411,556

Materials - 0.5%
Chemicals - 0.5%
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	1,115,000	1,147,494
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	441,000	421,567
		1,569,061
Real Estate - 5.9%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	804,182
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	45,466
Piedmont Operating Partnership LP 5.625% 1/15/2033	900,000	906,739
Piedmont Operating Partnership LP 6.875% 7/15/2029	100,000	106,268
Store Capital LLC 2.7% 12/1/2031	210,000	185,615
Store Capital LLC 2.75% 11/18/2030	67,000	61,148
VICI Properties LP 4.75% 2/15/2028	348,000	351,542
VICI Properties LP 4.95% 2/15/2030	1,380,000	1,396,469
VICI Properties LP 5.125% 11/15/2031	200,000	202,807
VICI Properties LP 5.125% 5/15/2032	157,000	158,353
Vornado Realty LP 2.15% 6/1/2026	73,000	72,023
		4,290,612
Health Care REITs - 0.9%
Healthpeak OP LLC 4.75% 1/15/2033	784,000	783,389
National Health Investors Inc 5.35% 2/1/2033	240,000	238,895
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	351,295
Ventas Realty LP 3% 1/15/2030	1,247,000	1,187,563
		2,561,142
Office REITs - 0.9%
COPT Defense Properties LP 2% 1/15/2029	278,000	259,115
COPT Defense Properties LP 2.75% 4/15/2031	1,000,000	909,925
COPT Defense Properties LP 2.9% 12/1/2033	614,000	526,404
COPT Defense Properties LP 4.5% 10/15/2030	27,000	26,890
Hudson Pacific Properties LP 3.95% 11/1/2027	217,000	206,944
Hudson Pacific Properties LP 5.95% 2/15/2028	355,000	346,411
Kilroy Realty LP 5.875% 10/15/2035	263,000	266,795
		2,542,484
Real Estate Management & Development - 0.4%
Extra Space Storage LP 4.95% 1/15/2033	366,000	370,418
Tanger Properties LP 2.75% 9/1/2031	373,000	337,996
Tanger Properties LP 3.125% 9/1/2026	410,000	406,435
		1,114,849
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	225,498
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	344,252
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	63,000	61,183
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	441,434
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	413,000	418,006
Sun Communities Operating LP 2.3% 11/1/2028	1,120,000	1,064,687
Sun Communities Operating LP 2.7% 7/15/2031	445,000	405,819
Sun Communities Operating LP 4.2% 4/15/2032	280,000	273,384
		3,234,263
Retail REITs - 1.1%
Agree LP 4.8% 10/1/2032	1,391,000	1,411,109
Agree LP 5.6% 6/15/2035	166,000	174,892
Agree LP 5.625% 6/15/2034	500,000	525,348
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	502,350
Brixmor Operating Partnership LP 4.125% 5/15/2029	365,000	363,210
Kite Realty Group LP 5.5% 3/1/2034	33,000	34,279
Kite Realty Group Trust 4.75% 9/15/2030	257,000	259,558
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	99,316
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	36,820
		3,406,882
Specialized REITs - 0.1%
American Tower Corp 5.55% 7/15/2033	510,000	535,683
TOTAL REAL ESTATE		17,685,915

Utilities - 10.4%
Electric Utilities - 7.7%
AEP Texas Inc 5.7% 5/15/2034	129,000	135,243
AEP Texas Inc 5.85% 10/15/2055	814,000	811,328
Alabama Power Co 5.1% 4/2/2035	215,000	220,822
Appalachian Power Co 4.5% 8/1/2032	680,000	677,265
Baltimore Gas and Electric Co 5.65% 6/1/2054	100,000	101,586
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,301,000	2,292,340
Cleco Corporate Holdings LLC 4.973% 5/1/2046	1,106,000	970,540
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	224,000	221,136
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	60,000	63,887
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	616,746
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	594,388
Duke Energy Corp 4.5% 8/15/2032	1,620,000	1,621,100
Duke Energy Corp 4.95% 9/15/2035	243,000	242,883
Duke Energy Corp 5% 8/15/2052	1,100,000	992,504
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	82,770
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	86,000	78,089
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	447,000	399,245
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	250,000	246,082
Exelon Corp 3.35% 3/15/2032	2,308,000	2,165,489
Exelon Corp 4.05% 4/15/2030	240,000	238,144
Exelon Corp 4.1% 3/15/2052	213,000	166,214
FirstEnergy Corp 2.25% 9/1/2030	639,000	579,139
FirstEnergy Corp 2.65% 3/1/2030	500,000	464,815
FirstEnergy Transmission LLC 2.866% 9/15/2028 (b)	2,120,000	2,047,519
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	522,000	524,576
Georgia Power Co 5.25% 3/15/2034	550,000	570,886
IPALCO Enterprises Inc 5.75% 4/1/2034	235,000	240,486
ITC Holdings Corp 5.65% 5/9/2034 (b)	800,000	838,455
Ohio Edison Co 4.95% 12/15/2029 (b)	267,000	274,300
Pacific Gas and Electric Co 5.9% 10/1/2054	602,000	588,664
Pinnacle West Capital Corp 4.9% 5/15/2028	113,000	114,940
Pinnacle West Capital Corp 5.15% 5/15/2030	961,000	993,466
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	490,369
Southern Co/The 4.85% 6/15/2028	1,650,000	1,679,526
Southern Co/The 5.7% 3/15/2034	126,000	133,080
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	156,498
		22,634,520
Gas Utilities - 0.4%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	274,727
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	172,847
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	745,769
		1,193,343
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 2.45% 1/15/2031	1,460,000	1,324,546
AES Corp/The 3.95% 7/15/2030 (b)	152,000	148,243
Southern Power Co 4.25% 10/1/2030	261,000	260,573
Southern Power Co 4.9% 10/1/2035	504,000	500,845
		2,234,207
Multi-Utilities - 1.6%
NiSource Inc 3.6% 5/1/2030	1,540,000	1,497,829
NiSource Inc 3.95% 3/30/2048	426,000	339,732
NiSource Inc 4.8% 2/15/2044	268,000	243,653
Puget Energy Inc 4.1% 6/15/2030	934,000	914,689
Puget Energy Inc 4.224% 3/15/2032	890,000	854,509
Puget Energy Inc 5.725% 3/15/2035	640,000	660,207
Sempra 3.8% 2/1/2038	282,000	244,041
		4,754,660
TOTAL UTILITIES		30,816,730

TOTAL UNITED STATES		218,210,560
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $269,710,378)		269,868,898

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (c)	255,000	263,250
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 4.375% (b)(c)(f)	265,000	244,128
UBS Group AG 4.875% (b)(c)(f)	570,000	570,537

TOTAL SWITZERLAND		814,665
TOTAL PREFERRED SECURITIES (Cost $1,103,494)		1,077,915

U.S. Treasury Obligations - 6.3%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2053	5.08	300,000	273,574
US Treasury Bonds 4.625% 11/15/2055	4.67	1,100,000	1,092,094
US Treasury Bonds 4.75% 5/15/2055	4.71 to 4.96	690,000	698,302
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	14,120,000	14,296,500
US Treasury Notes 4.25% 5/15/2035	3.98 to 4.14	440,000	449,075
US Treasury Notes 4.25% 8/15/2035	4.21 to 4.22	1,990,000	2,028,556
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,212,597)			18,838,101

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $3,245,348)	4.02	3,244,760	3,245,409

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $296,681,655)	297,433,705
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,110,445
NET ASSETS - 100.0%	298,544,150

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,309,747 or 17.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,984,288	25,342,292	27,081,145	49,763	(26)	-	3,245,409	3,244,760	0.0%
Total	4,984,288	25,342,292	27,081,145	49,763	(26)	-	3,245,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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